Average Annual Total Returns - MetLife Aggregate Bond Index Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	7.21%
5 Years	4.21%
10 Years	3.58%
Class B
Average Annual Return:
1 Year	7.01%
5 Years	3.95%
10 Years	3.34%
Class E
Average Annual Return:
1 Year	7.10%
5 Years	4.05%
10 Years	3.43%
Class G
Average Annual Return:
1 Year	6.89%
5 Years	3.90%
10 Years	3.27%